STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 0.0013
Number of Options Outstanding at the beginning of the year	5,101,663
Number of Options, Outstanding ending	5,101,663
Average Remaining Contractual Life (years)	8 years 4 months 20 days